Selected Quarterly Financial Data (Unaudited) (FY) (Tables)	12 Months Ended
Dec. 31, 2017
Selected Quarterly Financial Data (Unaudited) [Abstract]
Selected Quarterly Financial Data (Unaudited)
The following table summarizes unaudited quarterly financial data for the years ended December 31, 2017 and 2016 (in thousands, except per share data).

	2017
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Total operating expenses	$11,791	$13,149	$10,903	$16,124	$51,967
Loss from operations	$(11,791)	$(13,149)	$(10,903)	$(16,124)	$(51,967)
Net loss and comprehensive loss	$(12,170)	$(13,504)	$(11,281)	$(13,905)	$(50,860)
Net loss attributable to common stockholders	$(12,170)	$(13,504)	$(11,281)	$(13,905)	$(50,860)
Loss per share attributable to common stockholders basic and diluted	$(0.42)	$(0.44)	$(0.37)	$(0.45)	$(1.67)

	2016
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Total operating expenses	$9,032	$9,264	$10,277	$10,939	$39,512
Loss from operations	$(9,032)	$(9,264)	$(10,277)	$(10,939)	$(39,512)
Net loss and comprehensive loss	$(9,170)	$(9,376)	$(10,759)	$(9,516)	$(38,821)
Net loss attributable to common stockholders	$(9,170)	$(9,376)	$(10,759)	$(9,516)	$(38,821)
Loss per share attributable to common stockholders basic and diluted	$(0.32)	$(0.33)	$(0.37)	$(0.33)	$(1.34)